Contract Liabilities	6 Months Ended
May 31, 2026
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
11.	CONTRACT LIABILITIES

The Group’s contract liabilities include advances from clients related to Financial PR services on the Group’s unaudited interim condensed consolidated balance sheets. These payments are non-refundable and are recognized as revenue as the Group’s performance obligation is satisfied. The Group’s contract liabilities are generally recognized as revenue within one year.

As of May 31, 2026 and November 30, 2025, the contract liabilities were comprised of the following:

As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Advance from customers	-	-	-
Total	-	-	-

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Balance at beginning of the year ended	128,401	-	-
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(128,401)	-	-
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	-	--	-
Total	-		-